Going Concern (Details) - USD ($)	6 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
Going Concern (Details) [Line Items]
Accumulated a deficit	$ (118,153,000)
Working capital deficit	$ 40,765,000	$ 2,517,615
Key covenants requirements description	●Minimum Allowed - EBITDA of $ 4,565,009 ● Minimum Allowed - Liquidity of $2,000,000 ● Maximum Allowed - Capital Expenditures of $175,000 (Quarterly) ● Minimum Allowed - Fixed Charge Coverage Ratio of 1.00 to 1.00 ●Maximum Allowed - Churn of 3.00% at any
Minimum liquidity amount	$ 1,000,000
Loan maturity date	Aug. 04, 2023
Loan principal payment	$ 10,000,000
Total liabilities	69,201,000
Derivative liabilities	$ 9,879,000
Equity Method Investment Ownership [Member]
Going Concern (Details) [Line Items]
Equity ownership percentage	100.00%